Debt (Tables)	3 Months Ended
Dec. 27, 2013
Debt Disclosure [Abstract]
Carrying value of debt
Debt as of December 27, 2013 and September 27, 2013 is as follows ($ in millions):

	As of
	December 27, 2013	September 27, 2013
Commercial paper (1)	160	—
3.375% public notes due 2015	258	258
3.75% public notes due 2018	67	67
8.5% public notes due 2019	364	364
7.0% public notes due 2019	246	246
6.875% public notes due 2021	466	466
4.625% public notes due 2023	42	42
Other(1)(2)	20	20
Total debt	1,623	1,463
Less current portion	180	20
Long-term debt	$1,443	$1,443

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(1)	Commercial paper and $20 million of the amount shown as other, comprises the current portion of the Company's total debt as of December 27, 2013.

(2)	$20 million of the amount shown as other, comprises the current portion of the Company's total debt as of September 27, 2013.